Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SPECIALTY FUNDS
JPMorgan Research Market Neutral Fund
(the “Fund”)
(a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated July 30, 2024
to the current Summary Prospectus and Prospectus, as supplemented
The financial statements contained in the Fund’s October 31, 2023 annual report have been restated and reissued to account for the receipt of class action proceeds that had not been remitted to the Fund on a timely basis, and therefore were not reflected in the previously-issued financial statements.
J.P. Morgan Investment Management Inc. (“JPMIM”), the Fund’s investment adviser and administrator, is assessing the extent to which transactions in Fund shares were processed at incorrect net asset values (“NAVs”). The Fund intends to reprocess shareholder transactions that were effected at an undervalued NAV from April 29, 2019 through July 17, 2024. The Fund intends to adjust existing shareholder accounts (to increase the number of shares attributable to redemptions and decrease the number of shares attributable to purchases during this period), and to send additional redemption proceeds to former shareholders. In addition, JPMIM intends to reimburse the Fund for all reprocessing costs, including any shortfall to the Fund to the extent reprocessing is not completed for any applicable purchases during the period.
Effective immediately, the Fund’s current Summary Prospectus and Prospectus are hereby revised as follows:
Year‑by‑Year Returns and Average Annual Returns tables in “The Fund’s Past Performance” section of the Fund’s summary prospectus and prospectus are revised and replaced with the following:

Best Quarter	3rd quarter, 2020	8.28%
Worst Quarter	3rd quarter, 2016	-3.31%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2023)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	5.21%	4.02%	2.38%
Return After Taxes on Distributions	4.24	2.44	1.45
Return After Taxes on Distributions and Sale of Fund Shares	3.21	2.83	1.68
CLASS C SHARES
Return Before Taxes	9.44	4.63	2.52
CLASS I SHARES
Return Before Taxes	11.27	5.43	3.19
ICE BOFA 3‑MONTH US TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	5.05	1.89	1.26

JPMorgan Research Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SPECIALTY FUNDS
JPMorgan Research Market Neutral Fund
(the “Fund”)
(a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated July 30, 2024
to the current Summary Prospectus and Prospectus, as supplemented
The financial statements contained in the Fund’s October 31, 2023 annual report have been restated and reissued to account for the receipt of class action proceeds that had not been remitted to the Fund on a timely basis, and therefore were not reflected in the previously-issued financial statements.
J.P. Morgan Investment Management Inc. (“JPMIM”), the Fund’s investment adviser and administrator, is assessing the extent to which transactions in Fund shares were processed at incorrect net asset values (“NAVs”). The Fund intends to reprocess shareholder transactions that were effected at an undervalued NAV from April 29, 2019 through July 17, 2024. The Fund intends to adjust existing shareholder accounts (to increase the number of shares attributable to redemptions and decrease the number of shares attributable to purchases during this period), and to send additional redemption proceeds to former shareholders. In addition, JPMIM intends to reimburse the Fund for all reprocessing costs, including any shortfall to the Fund to the extent reprocessing is not completed for any applicable purchases during the period.
Effective immediately, the Fund’s current Summary Prospectus and Prospectus are hereby revised as follows:
Year‑by‑Year Returns and Average Annual Returns tables in “The Fund’s Past Performance” section of the Fund’s summary prospectus and prospectus are revised and replaced with the following:

Best Quarter	3rd quarter, 2020	8.28%
Worst Quarter	3rd quarter, 2016	-3.31%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2023)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	5.21%	4.02%	2.38%
Return After Taxes on Distributions	4.24	2.44	1.45
Return After Taxes on Distributions and Sale of Fund Shares	3.21	2.83	1.68
CLASS C SHARES
Return Before Taxes	9.44	4.63	2.52
CLASS I SHARES
Return Before Taxes	11.27	5.43	3.19
ICE BOFA 3‑MONTH US TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	5.05	1.89	1.26

Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS — CLASS A SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	3rd quarter, 2020	8.28%
Worst Quarter	3rd quarter, 2016	-3.31%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2023)
JPMorgan Research Market Neutral Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2014	rr_AnnualReturn2014	2.84%
2015	rr_AnnualReturn2015	(4.05%)
2016	rr_AnnualReturn2016	(2.39%)
2017	rr_AnnualReturn2017	5.53%
2018	rr_AnnualReturn2018	2.14%
2019	rr_AnnualReturn2019	1.81%
2020	rr_AnnualReturn2020	12.29%
2021	rr_AnnualReturn2021	3.72%
2022	rr_AnnualReturn2022	(2.34%)
2023	rr_AnnualReturn2023	11.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.31%)
Past 1 Year	rr_AverageAnnualReturnYear01	5.21%
Past 5 Years	rr_AverageAnnualReturnYear05	4.02%
Past 10 Years	rr_AverageAnnualReturnYear10	2.38%
JPMorgan Research Market Neutral Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.44%
Past 5 Years	rr_AverageAnnualReturnYear05	4.63%
Past 10 Years	rr_AverageAnnualReturnYear10	2.52%
JPMorgan Research Market Neutral Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.27%
Past 5 Years	rr_AverageAnnualReturnYear05	5.43%
Past 10 Years	rr_AverageAnnualReturnYear10	3.19%
JPMorgan Research Market Neutral Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.24%
Past 5 Years	rr_AverageAnnualReturnYear05	2.44%
Past 10 Years	rr_AverageAnnualReturnYear10	1.45%
JPMorgan Research Market Neutral Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.21%
Past 5 Years	rr_AverageAnnualReturnYear05	2.83%
Past 10 Years	rr_AverageAnnualReturnYear10	1.68%
JPMorgan Research Market Neutral Fund | ICE BOFA 3-MONTH US TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.05%
Past 5 Years	rr_AverageAnnualReturnYear05	1.89%
Past 10 Years	rr_AverageAnnualReturnYear10	1.26%